IMPAIRMENT AND REVERSAL OF NON-CURRENT ASSETS - Impairment Losses (Reversals) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Impairment and reversal of non-current assets
Impairment (reversals) charges		$ 1,671	$ (63)
Impairment loss recognised in profit or loss, goodwill		1,188	0
Veladero [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges	$ 490
Long Canyon [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges	$ 84
Lumwana [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges			0
Individual assets or cash-generating units [member] | Veladero [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges		490	0
Individual assets or cash-generating units [member] | Reko Diq [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges		(120)	0
Individual assets or cash-generating units [member] | Long Canyon [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges		85	0
Individual assets or cash-generating units [member] | Lumwana [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges		23	0
Individual assets or cash-generating units [member] | Lagunas Norte [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges		0	(86)
Individual assets or cash-generating units [member] | Golden Sunlight [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges		0	15
Individual assets or cash-generating units [member] | Pueblo Viejo [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges		0	(7)
Individual assets or cash-generating units [member] | Tanzania Mines [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges		0	5
Individual assets or cash-generating units [member] | Hemlo [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges		0	5
Other assets | Other Mines
Impairment and reversal of non-current assets
Impairment (reversals) charges		5	5
Non-current assets or disposal groups classified as held for sale [member]
Impairment and reversal of non-current assets
Impairment (reversals) charges		$ 483	(63)
Impairment loss recognised in profit or loss, goodwill			$ 0